Operating Segment and Geographical Information (Tables)	8 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The Company’s sales to customers by geographic destination are analyzed as follows:

	Year ended April 30,			8-month Period ended
	2010	2011	2012	December 31, 2012
	HK$	HK$	HK$	HK$
Asia-Pacific Region	802,953	852,062	742,327	462,837
Europe	157,552	466,315	542,410	380,062
The United States	6,250	5,156	6,486	90,989
	966,755	1,323,533	1,291,223	933,888

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The location of the Company’s identifiable assets is as follows:

	April 30 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
PRC	738,410	723,210	616,777
Hong Kong	459,557	459,029	494,033
Macau	3,960	8,348	39,225
Thailand	—	3,142	27,396
United States	—	—	1,711
	1,201,927	1,193,729	1,179,142